Summary of Significant Accounting Policies - Inventories and Property (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Land and Other Inventories
Land and other inventories, impairment assessment	$ 400	$ 300	$ 1,609	$ 535
Land Improvements | Minimum
Property and Equipment, net
Estimated useful lives			5 years
Land Improvements | Maximum
Property and Equipment, net
Estimated useful lives			15 years
Building and Improvements | Minimum
Property and Equipment, net
Estimated useful lives			3 years
Building and Improvements | Maximum
Property and Equipment, net
Estimated useful lives			40 years
Machinery, Equipment and Fixtures | Minimum
Property and Equipment, net
Estimated useful lives			3 years
Machinery, Equipment and Fixtures | Maximum
Property and Equipment, net
Estimated useful lives			10 years